Material Related Party Transactions - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Loans from related party	¥ 54,417	¥ 48,287
Interest expense paid	1,891	1,628	¥ 1,444
Other flight equipment [member]
Disclosure of transactions between related parties [line items]
Capital commitments	291	0
Southern Airlines Group Finance Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Loans from related party	758	431
Interest expense paid	¥ 18	¥ 14
Interest rate range	3.92% to 4.51%	3.92% to 4.51%
Interest income received on deposits	¥ 80	¥ 72
Southern Airlines Group Finance Co., Ltd [member] | CSAH [member]
Disclosure of transactions between related parties [line items]
Loans from related party	500
Interest expense paid	¥ 10	¥ 4
Percentage of benchmark interest rate	90.00%
Interest rate	3.92%	3.92%
CSAH and its affiliates [member] | Land and buildings [member]
Disclosure of transactions between related parties [line items]
Capital commitments	¥ 665	¥ 334
CSAH and its affiliates [member] | Owned and finance leased aircraft [member]
Disclosure of transactions between related parties [line items]
Capital commitments	78	0
CSAH and its affiliates [member] | CSAH [member]
Disclosure of transactions between related parties [line items]
Loans from related party	¥ 500	¥ 105
CSAH and its affiliates [member] | Equity transaction of MTU [member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	50.00%
Shares issued cash consideration amount	¥ 1,204